Schedule of Investments
May 31, 2022
(Unaudited)
Principal Amount		Value
Asset-Backed Securities–127.43%(a)
BX Commercial Mortgage Trust, Series 2021-VOLT, Class D, 2.52% (1 mo. USD LIBOR + 1.65%), 09/15/2036(b)(c)	$1,000,000	$943,071
CFCRE Commercial Mortgage Trust,
Series 2018-TAN, Class C, 5.29%, 02/15/2023(b)	5,000,000	4,977,989
Series 2018-TAN, Class E, 6.45%, 02/15/2023(b)(d)	5,000,000	4,963,763
Citigroup Commercial Mortgage Trust,
Series 2013-GC11, Class D, 4.42%, 04/10/2046(b)(d)(e)	14,500,000	14,297,144
Series 2013-GC17, Class D, 5.10%, 11/10/2023(b)(d)	4,000,000	3,692,156
Series 2014-GC19, Class D, 5.09%, 02/10/2024(b)(d)(e)	1,500,000	1,476,714
Commercial Mortgage Trust,
Series 2012-CR2, Class E, 4.87%, 08/15/2022(b)(d)(e)	1,500,000	1,349,369
Series 2013-CR11, Class D, 5.12%, 09/10/2023(b)(d)(e)	14,523,000	14,253,969
Series 2013-CR6, Class D, 4.09%, 02/10/2023(b)(d)	3,375,000	3,289,338
Series 2013-CR8, Class D, 3.93%, 06/10/2023(b)(d)(e)	6,000,000	5,876,756
Series 2013-CR8, Class E, 4.00%, 06/10/2023(b)(d)	7,000,000	6,723,351
Series 2014-CR14, Class D, 4.60%, 01/10/2024(b)(d)(e)	12,267,000	11,663,270
Series 2014-CR16, Class D, 4.92%, 04/10/2024(b)(d)(e)	12,680,000	11,828,150
Series 2014-LC15, Class D, 5.00%, 03/10/2024(b)(d)(e)	9,010,000	8,610,388
Series 2014-UBS3, Class C, 4.74%, 05/10/2024(d)(e)	10,250,000	10,026,731
DBUBS Mortgage Trust, Series 2011-LC3A, Class E, 3.75%, 08/10/2026(b)(d)	500,000	368,020
FREMF Mortgage Trust,
Series 2014-K36, Class B, 1.11%, 10/25/2023(b)(d)	1,025,000	1,039,873
Series 2015-KF12, Class B, 7.90% (1 mo. USD LIBOR + 7.10%), 07/25/2022(b)(c)	904,908	902,100
GS Mortgage Securities Corp. II,
Series 2013-GC10, Class D, 4.40%, 01/10/2023(b)(d)(e)	6,625,000	6,035,321
Series 2013-GC10, Class XA, IO, 1.47%, 01/10/2023(e)(f)	21,935,856	125,846
GS Mortgage Securities Corp. Trust, Series 2018-TWR, Class G, 4.80% (1 mo. USD LIBOR + 3.92%), 07/15/2022(b)(c)	1,000,000	890,798
GS Mortgage Securities Trust, Series 2013-GC13, Class D, 4.06%, 07/10/2023(b)(d)(e)	11,546,000	5,087,052
Principal Amount		Value
Hilton USA Trust,
Series 2016-SFP, Class E, 5.52%, 11/05/2023(b)(e)	$8,500,000	$8,291,502
Series 2016-SFP, Class F, 6.16%, 11/05/2023(b)	2,000,000	1,937,613
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2012-C8, Class E, 4.81%, 09/15/2022(b)(d)(e)	4,834,001	4,586,863
Series 2013-C10, Class D, 4.10%, 02/15/2023(d)(e)	19,348,000	18,978,271
Series 2013-C10, Class E, 3.50%, 02/15/2023(b)(d)	860,000	796,652
Series 2013-C13, Class XA, IO, 0.09%, 06/15/2023(e)(f)	74,488,136	63,248
Series 2013-C13, Class XC, IO, 0.09%, 07/15/2023(b)(f)	69,684,664	118,819
Series 2013-C16, Class D, 5.00%, 11/15/2023(b)(d)(e)	13,875,000	13,559,292
Series 2013-LC11, Class D, 4.16%, 05/15/2023(d)(e)	10,248,000	7,436,192
Series 2018-PHH, Class E, 4.06% (1 mo. USD LIBOR + 2.56%), 06/15/2035(b)(c)(e)	3,000,000	1,065,000
Series 2018-PHH, Class F, 4.66% (1 mo. USD LIBOR + 3.16%), 06/15/2035(b)(c)	2,500,000	485,625
Series 2018-WPT, Class FFX, 5.54%, 07/05/2023(b)(d)	3,500,000	3,398,733
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C12, Class D, 4.09%, 06/15/2023(d)(e)	3,191,933	2,986,030
Series 2014-C19, Class B, 4.39%, 04/15/2024(d)	6,500,000	6,370,924
Series 2014-C19, Class D, 4.65%, 04/15/2024(b)(d)(e)	2,500,000	2,383,312
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2012-C6, Class XA, IO, 1.56%, 07/15/2024(b)(e)(f)	6,694,561	67
Series 2013-C10, Class D, 4.07%, 06/15/2028(b)(d)(e)	3,426,000	2,504,446
Series 2013-C13, Class XA, IO, 0.94%, 11/15/2023(e)(f)	35,370,044	363,501
Series 2014-C14, Class D, 5.04%, 02/15/2024(b)(d)(e)	7,579,400	7,493,027
Series 2014-C15, Class D, 4.90%, 04/15/2024(b)(d)(e)	16,500,000	16,010,595
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class D, 4.07%, 02/10/2023(b)(d)(e)	8,090,000	6,245,480

See accompanying notes which are an integral part of this schedule.
Invesco High Income 2023 Target Term Fund

Principal Amount		Value
WFRBS Commercial Mortgage Trust,
Series 2012-C9, Class D, 4.81%, 10/15/2045(b)(d)(e)	$5,768,000	$5,637,726
Series 2013-C12, Class E, 3.50%, 03/15/2023(b)	776,000	712,805
Series 2013-C12, Class XA, IO, 1.08%, 03/15/2023(b)(e)(f)	8,733,997	42,546
Series 2013-C13, Class XA, IO, 1.17%, 04/15/2023(b)(e)(f)	19,388,446	125,719
Series 2013-C14, Class D, 3.96%, 06/15/2023(b)(d)(e)	3,400,000	2,971,006
Series 2013-C16, Class E, 3.85%, 10/15/2023(b)	9,450,000	7,335,594
Series 2013-C17, Class D, 5.03%, 11/15/2023(b)(d)(e)	20,419,000	19,625,471
Series 2013-UBS1, Class D, 5.02%, 12/15/2023(b)(d)(e)	5,000,000	4,919,340
Series 2014-C19, Class D, 4.23%, 03/15/2024(b)(e)	10,000,000	9,312,259
Total Asset-Backed Securities (Cost $296,969,085)		274,178,827
Shares
Preferred Stocks–6.41%
Mortgage REITs–6.41%
Chimera Investment Corp., 8.00%, Series D, Pfd.(g)	167,800	3,856,044
Dynex Capital, Inc., 6.90%, Series C, Pfd.(g)	65,000	1,589,900
New Residential Investment Corp., 7.00%, Series D, Pfd.(g)	80,000	1,910,400
PennyMac Mortgage Investment Trust, 8.00%, Series B, Pfd.(g)	102,181	2,553,503
Two Harbors Investment Corp., 7.25%, Series C, Pfd.(g)	173,200	3,883,144
Total Preferred Stocks (Cost $14,655,620)		13,792,991
Principal Amount		Value
U.S. Dollar Denominated Bonds & Notes–1.53%
Homebuilding–1.53%
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., 5.63%, 03/01/2024(b) (Cost $3,280,148)	$3,250,000	$3,292,641
U.S. Treasury Securities–0.63%
U.S. Treasury Bills–0.63%
0.93% - 1.06%, 09/15/2022(h)(i)	166,000	165,432
1.45% - 1.46%, 11/17/2022(h)(i)	1,210,000	1,201,594
Total U.S. Treasury Securities (Cost $1,371,654)		1,367,026
Shares
Money Market Funds–0.13%
Invesco Government & Agency Portfolio, Institutional Class, 0.67%(j)(k)	96,233	96,233
Invesco Liquid Assets Portfolio, Institutional Class, 0.75%(j)(k)	68,665	68,658
Invesco Treasury Portfolio, Institutional Class, 0.54%(j)(k)	109,980	109,980
Total Money Market Funds (Cost $274,856)		274,871
TOTAL INVESTMENTS IN SECURITIES–136.13% (Cost $316,551,363)		292,906,356
REVERSE REPURCHASE AGREEMENTS– (37.18)%		(80,000,000)
OTHER ASSETS LESS LIABILITIES—1.05%		2,261,784
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%		$215,168,140
Investment Abbreviations:
IO	– Interest Only
LIBOR	– London Interbank Offered Rate
Pfd.	– Preferred
REIT	– Real Estate Investment Trust
USD	– U.S. Dollar
Notes to Schedule of Investments:
(a)	Maturity date reflects the anticipated repayment date.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2022 was $231,120,725, which represented 107.41% of the Fund’s Net Assets.
(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2022.
(d)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on May 31, 2022.
(e)	All or a portion of the security is pledged as collateral for open reverse repurchase agreeements.

Counterparty	Reverse Repurchase Agreements	Value of Non-cash Collateral Pledged*	Net Amount
Wells Fargo Bank, N.A.	$80,000,000	$(80,000,000)	$—

* Amount does not include excess collateral pledged.

See accompanying notes which are an integral part of this schedule.
Invesco High Income 2023 Target Term Fund

(f)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on May 31, 2022.
(g)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(h)	All or a portion of the value was designated as collateral to cover margin requirements for swap agreements.
(i)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(j)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended May 31, 2022.

	Value February 28, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$386,992	$2,257,327	$(2,548,086)	$-	$-	$96,233	$293
Invesco Liquid Assets Portfolio, Institutional Class	276,387	1,612,376	(1,820,062)	(4)	(39)	68,658	375
Invesco Treasury Portfolio, Institutional Class	442,277	2,579,803	(2,912,100)	-	-	109,980	431
Total	$1,105,656	$6,449,506	$(7,280,248)	$(4)	$(39)	$274,871	$1,099

(k)	The rate shown is the 7-day SEC standardized yield as of May 31, 2022.

Open Centrally Cleared Interest Rate Swap Agreements
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation
Interest Rate Risk
Pay	3 Month USD LIBOR	Quarterly	(2.82)%	Semi-Annually	12/01/2023	USD	8,000,000	$—	$1,249	$1,249
Pay	1 Month USD LIBOR	Monthly	(2.12)	Semi-Annually	12/01/2023	USD	50,000,000	—	423,155	423,155
Total Centrally Cleared Interest Rate Swap Agreements								$—	$424,404	$424,404

Abbreviations:
LIBOR	—London Interbank Offered Rate
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco High Income 2023 Target Term Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Asset-Backed Securities	$—	$274,178,827	$—	$274,178,827
Preferred Stocks	13,792,991	—	—	13,792,991
U.S. Dollar Denominated Bonds & Notes	—	3,292,641	—	3,292,641
U.S. Treasury Securities	—	1,367,026	—	1,367,026
Money Market Funds	274,871	—	—	274,871
Total Investments in Securities	14,067,862	278,838,494	—	292,906,356
Other Investments - Assets*
Swap Agreements	—	424,404	—	424,404
Other Investments - Liabilities
Reverse Repurchase Agreements	—	(80,000,000)	—	(80,000,000)
Total Investments	$14,067,862	$199,262,898	$—	$213,330,760

*	Unrealized appreciation (depreciation).
Invesco High Income 2023 Target Term Fund